FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2013 and 2012 are as follows:
All figures in USD '000	Fair Value Hierarchy Level	2013 Fair Value	2013 Carrying Value	2012 Fair Value	2012 Carrying Value
Cash and Cash Equivalents	1	65,675	65,675	55,511	55,511
Marketable Securities	1	-	-	549	549
Warrants in NAO	3	915	915	-	-
Working capital, Related Party		-	-	36,987	36,987
Credit Facility		(250,000)	(250,000)	(250,000)	(250,000)